Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Avenue Mutual Funds Trust
Central Index Key	0001544657
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Avenue Credit Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	ACSAX
Avenue Credit Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	ACSBX